LOSS PER SHARE (Narrative) (Details) $ in Thousands, shares in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jan. 31, 2024 shares
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent) | $	$ (10,074)	$ (11,797)
Number of ordinary shares used in calculating basic earnings per share	183,376,218	152,885,033
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent) | $	$ 10,074	$ 11,797
Number of ordinary shares used in calculating basic earnings per share	183,376,218	152,885,033
Class A Ordinary shares [Member] | Waveform Technologies, Inc. [Member]
Disclosure of classes of share capital [line items]
Number of shares issued for acquisition			36